CORPORATE AND SUBSIDIARY BORROWINGS - Corporate Borrowings and Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Parent Company
Line of Credit Facility [Line Items]
Total	$ 1,706	$ 2,160
Less than 1 year	1,276	1,810
1 - 2 years	0	0
2 -3 years	0	0
3 - 4 years	0	0
4 - 5 years	430	350
More than 5 years	0	0
Subsidiaries
Line of Credit Facility [Line Items]
Total	1,863	1,492
Less than 1 year	0	0
1 - 2 years	0	0
2 -3 years	0	0
3 - 4 years	1,000	0
4 - 5 years	0	1,000
More than 5 years	$ 863	$ 492